As filed with the Securities and Exchange Commission on November 23, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

Jordan Opportunity Fund
SCHEDULE OF INVESTMENTS at September 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 89.3%
	Airlines - 7.6%
203,845	Delta Air Lines Inc. (a)	$2,372,756
105,390	United Continental Holdings (a)	2,490,365
247,060	US Airways Group, Inc. (a)	2,285,305
		7,148,426
	Beverages - 4.3%
70,140	The Coca Cola Co.	4,104,593

	Capital Markets - 6.2%
15,430	Goldman Sachs Group, Inc.	2,230,870
41,100	Lazard Ltd.	1,441,788
87,390	Morgan Stanley	2,156,785
		5,829,443
	Chemicals - 3.3%
15,950	CF Industries Holdings, Inc.	1,523,225
27,090	Mosaic Co.	1,591,808
		3,115,033
	Communications Equipment - 9.1%
123,720	CIENA Corp. (a)	1,926,320
81,738	Cisco Systems, Inc. (a)	1,790,062
128,930	Infinera Corp. (a)	1,504,613
156,190	JDS Uniphase Corp. (a)	1,935,194
87,160	Oclaro, Inc. (a)	1,395,432
		8,551,621
	Computers & Peripherals - 5.3%
17,748	Apple, Inc. (a)	5,035,995

	Energy Equipment & Services - 3.2%
37,180	Cameron International Corp. (a)	1,597,253
31,790	National Oilwell Varco, Inc.	1,413,701
		3,010,954
	Food Products - 1.5%
44,250	Archer Daniels Midland Co.	1,412,460

	Internet Software & Services - 10.4%
6,062	Google, Inc. (a)	3,187,339
38,150	NetEase.com, Inc. - ADR (a)	1,504,636
45,010	Sina Corp. (a)	2,276,606
49,220	Sohu.com, Inc. (a)	2,836,056
		9,804,637
	Life Sciences Tools & Services - 6.2%
40,530	Life Technologies Corp. (a)	1,892,346
43,940	Thermo Fisher Scientific, Inc. (a)	2,103,847
26,020	Waters Corp. (a)	1,841,696
		5,837,889
	Machinery & Equipment - 3.1%
41,970	Deere & Co.	2,928,667

	Media - 11.4%
194,530	News Corp.	2,540,562
69,340	Time Warner, Inc.	2,125,271
68,780	Viacom, Inc.	2,489,148
109,390	Walt Disney Co.	3,621,903
		10,776,884
	Metals & Mining - 9.5%
31,060	Agnico-Eagle Mines Ltd.	2,206,192
53,050	Barrick Gold Corp.	2,455,685
41,870	Goldcorp, Inc.	1,822,182
39,810	Newmont Mining Corp.	2,500,466
		8,984,525

	Semiconductors & Semiconductor Equipment - 1.2%
31,480	Broadcom Corp.	1,114,077

	Software - 3.2%
125,420	Microsoft Corp.	3,071,536

	Textiles, Apparel & Luxury Goods - 3.8%
33,990	Phillips Van Heusen Corp.	2,044,838
31,090	Warnaco Group, Inc. (a)	1,589,632
		3,634,470

	TOTAL COMMON STOCKS
	(Cost $77,697,108)	84,361,210

	INVESTMENT COMPANY - 5.0%
107,260	iPath® Dow Jones-UBS Grains Sub index Total ReturnSM - ETN	4,681,899

	TOTAL INVESTMENT COMPANY
	(Cost $4,103,084)	4,681,899

	SHORT-TERM INVESTMENT - 3.7%
	Money Market Fund - 3.7%
3,456,415	AIM Short-Term Treasury Portfolio - Institutional Class, 0.06% (b)	3,456,415

	TOTAL SHORT-TERM INVESTMENT
	(Cost $3,456,415)	3,456,415
	TOTAL INVESTMENTS IN SECURITIES - 98.0%
	(Cost $85,256,607)	92,499,524
	Other Assets in Excess of Liabilities - 2.0%	1,939,258
	TOTAL NET ASSETS - 100.0%	$94,438,782

(a)	Non-income producing security.
(b)	7-Day Yield as of September 30, 2010.
ETN	Exchang-Traded Note

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows+:

Cost of investments		$85,911,160
Gross unrealized appreciation		8,393,412
Gross unrealized depreciation		(1,805,048)
Net unrealized appreciation		$6,588,364

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Jordan Opportunity Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at September 30, 2010 (Unaudited)

The Jordan Opportunity Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2010:
Description	Level 1	Level 2	Level 3	Total
COMMON STOCKS^	$84,361,210	$-	$-	$84,361,210
INVESTMENT COMPANY	4,681,899			4,681,899
SHORT-TERM INVESTMENT	3,456,415	-	-	3,456,415
TOTAL INVESTMENTS IN SECURITIES	$92,499,524	$-	$-	$92,499,524

^ See Schedule of Investments for industry breakout.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Robert M. Slotky
Robert M. Slotky, President

Date  November 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert M. Slotky
Robert M. Slotky, President

Date  November 17, 2010

By (Signature and Title)* /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date November 16, 2010

* Print the name and title of each signing officer under his or her signature.